INVESTMENTS AUGUST 31, 1998

Showing Percentage of Total Value of Investment in Securities
FEDERAL AGENCIES - 52.4%

DUE                                        ANNUALIZED YIELD AT   PRINCIPAL AMOUNT                  VALUE (NOTE 1)
DATE                                       TIME OF PURCHASE

FANNIE MAE - 28.5%

Agency Coupons - 22.5%

 9/1/98                                     5.49% (b)            $ 49,000,000                      $ 48,989,723

 9/1/98                                     5.55 (b)              30,000,000                        29,990,178

 9/5/98                                     5.43 (b)              81,000,000                        80,951,413

 9/9/98                                     5.77                  16,000,000                        15,999,520

 9/9/98                                     5.79                  12,290,000                        12,289,582

 9/15/98                                    5.45 (b)              31,000,000                        30,978,452

 9/17/98                                    5.43 (b)              59,000,000                        58,978,556

 9/28/98                                    5.44 (b)              48,000,000                        47,963,546

 10/2/98                                    5.35                  20,365,000                        20,366,777

 10/30/98                                   5.54 (b)              48,000,000                        47,965,709

 11/14/98                                   5.48 (b)              32,000,000                        31,981,333

 11/20/98                                   5.73                  28,000,000                        27,991,163

 11/28/98                                   5.46 (b)              110,000,000                       109,928,335

 2/12/99                                    5.43                  30,000,000                        29,977,968

 2/19/99                                    5.43                  19,000,000                        18,986,905

 2/23/99                                    5.45                  13,000,000                        12,993,100

 2/23/99                                    5.47                  16,000,000                        15,989,942

 2/26/99                                    5.56                  32,000,000                        31,960,674

 3/16/99                                    5.52                  32,000,000                        31,980,239

 3/26/99                                    5.55                  45,000,000                        44,974,603

 4/15/99                                    5.54                  15,000,000                        14,980,790

                                                                                                    766,218,508

Discount Notes - 6.0%

 9/15/98                                    5.52                  24,388,000                        24,336,121

 9/21/98                                    5.51                  50,000,000                        49,849,167

 1/15/99                                    5.53                  81,000,000                        79,353,720

 6/14/99                                    5.41                  25,000,000                        23,969,208

 8/4/99                                     5.43                  9,865,000                         9,388,488

 8/4/99                                     5.44                  18,000,000                        17,128,855

                                                                                                    204,025,559

FEDERAL FARM CREDIT BANK - 1.8%

Agency Coupons - 1.8%

 9/2/98                                     5.76                  30,000,000                        29,999,895

 9/10/98                                    5.47 (b)              30,000,000                        29,992,185

                                                                                                    59,992,080

FEDERAL HOME LOAN BANK - 15.1%

Agency Coupons - 13.4%

 9/1/98                                     5.49% (b)            $ 79,000,000                      $ 78,972,993

 9/1/98                                     5.56 (b)              33,000,000                        32,996,081

 9/1/98                                     5.63 (b)              32,000,000                        31,984,000

 9/18/98                                    5.76                  46,000,000                        45,999,282

 9/24/98                                    5.71                  20,000,000                        19,998,790

 10/23/98                                   5.70                  30,000,000                        29,996,709

 10/23/98                                   5.73                  30,000,000                        29,995,470

 10/30/98                                   5.72                  23,795,000                        23,794,231

 11/27/98                                   5.46 (b)              25,000,000                        24,984,764

 12/17/98                                   5.81                  32,000,000                        31,994,747

 3/11/99                                    5.48 (a)              32,000,000                        32,017,087

 3/26/99                                    5.58                  30,000,000                        29,974,095

 5/19/99                                    5.56                  18,000,000                        17,999,134

 6/22/99                                    5.58                  23,365,000                        23,342,792

                                                                                                    454,050,175

Discount Notes - 1.7%

 1/15/99                                    5.53                  60,000,000                        58,780,987

FREDDIE MAC - 6.3%

Agency Coupons - 4.5%

 9/21/98                                    5.44 (b)              32,000,000                        31,981,854

 11/27/98                                   5.54 (b)              31,000,000                        30,956,461

 3/12/99                                    5.52                  24,000,000                        24,001,262

 8/13/99                                    5.52                  66,000,000                        65,966,240

                                                                                                    152,905,817

Discount Notes - 1.8%

 12/7/98                                    5.50                  63,000,000                        62,087,594

STUDENT LOAN MARKETING ASSOCIATION - 0.7%

Agency Coupons - 0.7%

 2/10/99                                    5.53                  25,000,000                        24,970,975

TOTAL FEDERAL AGENCIES                                                                           1,783,031,695



REPURCHASE AGREEMENTS - 47.6%

                                      MATURITY                       VALUE (NOTE 1)
                                      AMOUNT

In a joint trading account (Note 2)
(U.S. Government Obligations) dated:

6/16/98 due 9/16/98 At 5.55%          $ 15,212,750                   $ 15,000,000

7/15/98 due 9/16/98 At 5.55%           31,301,088                     31,000,000

7/16/98 due 9/16/98 At 5.55%           63,602,175                     63,000,000

8/6/98 due 9/8/98 At 5.56%             22,112,127                     22,000,000

7/6/98 due:

9/9/98 At 5.56%                        91,913,539                     91,000,000

9/9/98 At 5.56%                        23,230,894                     23,000,000

3/23/98 due 9/14/98 At 5.56%           154,054,167                    150,000,000

8/13/98 due 9/14/98 At 5.56%           35,172,978                     35,000,000

8/20/98 due 10/19/98 At 5.56%          65,602,333                     65,000,000

8/24/98 due 9/23/98 At 5.57%           63,292,425                     63,000,000

7/2/98 due 9/30/98 At 5.57%            32,445,600                     32,000,000

8/25/98 due 11/2/98 At 5.57%           50,533,792                     50,000,000

8/12/98 due 11/10/98 At 5.57%          101,392,500                    100,000,000

7/30/98 due 9/28/98 At 5.58%           49,455,700                     49,000,000

7/1/98 due 9/29/98 At 5.58%            129,785,600                    128,000,000

7/31/98 due 10/13/98 At 5.58%          32,367,040                     32,000,000

8/26/98 due:

9/2/98 At 5.60%                        33,035,933                     33,000,000

9/2/98 At 5.60%                        33,035,933                     33,000,000

8/3/98 due 1/13/99 At 5.60%            35,887,444                     35,000,000

8/31/98 due 9/1/98 At 5.86%            572,280,079                    572,187,000

TOTAL REPURCHASE AGREEMENTS                                         1,622,187,000

TOTAL INVESTMENTS - 100%                                          $ 3,405,218,695


Total Cost for Income Tax Purposes  $ 3,405,218,695
LEGEND
(a) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
INCOME TAX INFORMATION
At August 31, 1998, the fund had a capital loss carryforward of approximately $278,000 of which $171,000, $105,000 and $2,000 will expire on August 31, 2002, 2003 and 2004, respectively.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                        AUGUST 31, 1998

ASSETS

Investment in securities, at value (including repurchase                $ 3,405,218,695
agreements of $1,622,187,000) -
See accompanying schedule

Receivable for fund shares sold                                          74,999,021

Interest receivable                                                      22,668,092

 TOTAL ASSETS                                                            3,502,885,808

LIABILITIES

Payable to custodian bank                                  $ 237

Payable for investments purchased                           31,984,000
Regular delivery

 Delayed delivery                                           32,017,087

Payable for fund shares redeemed                            35,575,260

Distributions payable                                       90,812

Accrued management fee                                      1,162,686

Other payables and accrued expenses                         18,341

 TOTAL LIABILITIES                                                       100,848,423

NET ASSETS                                                              $ 3,402,037,385

Net Assets consist of:

Paid in capital                                                         $ 3,402,328,981

Accumulated net realized gain (loss) on investments                      (291,596)

NET ASSETS, for 3,402,231,181 shares outstanding                        $ 3,402,037,385

NET ASSET VALUE, offering price and redemption price per                 $1.00
share ($3,402,037,385 (divided by) 3,402,231,181 shares)



STATEMENT OF OPERATIONS
                                                        YEAR ENDED AUGUST 31, 1998

INTEREST INCOME                                                      $ 171,886,379

EXPENSES

Management fee                                         $ 12,714,749

Non-interested trustees' compensation                   11,607

 Total expenses before reductions                       12,726,356

 Expense reductions                                     (962,269)     11,764,087

NET INTEREST INCOME                                                   160,122,292

NET REALIZED GAIN (LOSS) ON INVESTMENTS                               (13,200)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 160,109,092



STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED        YEAR ENDED
                                                          AUGUST 31, 1998   AUGUST 31, 1997

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 160,122,292     $ 141,415,424
Net interest income

 Net realized gain (loss)                                  (13,200)          57,726

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           160,109,092       141,473,150
FROM OPERATIONS

Distributions to shareholders from net interest income     (160,122,292)     (141,415,424)

Share transactions at net asset value of $1.00 per share   4,216,554,049     3,458,323,232
Proceeds from sales of shares

 Reinvestment of distributions from net interest income    159,999,327       141,415,424

 Cost of shares redeemed                                   (3,874,344,275)   (3,222,561,829)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES          502,209,101       377,176,827
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  502,195,901       377,234,553

NET ASSETS

 Beginning of period                                       2,899,841,484     2,522,606,931

 End of period                                            $ 3,402,037,385   $ 2,899,841,484




FINANCIAL HIGHLIGHTS
                                            YEARS ENDED AUGUST 31,

                                  1998     1997     1996     1995     1994
SELECTED PER-SHARE DATA

Net asset value, beginning        $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
of period

Income from Investment             .053     .052     .052     .053     .032
Operations
Net interest income

Less Distributions

 From net interest income          (.053)   (.052)   (.052)   (.053)   (.032)

Net asset value, end of period    $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN A                     5.41%    5.31%    5.36%    5.46%    3.27%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period         $ 3,402  $ 2,900  $ 2,523  $ 2,270  $ 1,655
(in millions)

Ratio of expenses to average       .42%     .42%     .37% B   .42%     .42%
net assets

Ratio of expenses to average       .39% C   .39% C   .34% C   .42%     .42%
net assets after expense
reductions

Ratio of net interest income to    5.28%    5.16%    5.27%    5.38%    3.26%
average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Retirement Government Money Market Portfolio(the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES -
CONTINUED
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED AUGUST 31, 1998, DUE SEPTEMBER 1, 1998   5.86%
Number of dealers or banks 7
Maximum amount with one dealer or bank 26.8%
Aggregate principal amount of agreements $3,212,361,000
Aggregate maturity amount of agreements $3,212,883,565
Aggregate market value of transferred assets $3,285,651,549
Coupon rates of transferred assets 0% to 13.25%
Maturity dates of transferred assets 9/1/98 to 3/1/38
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED AUGUST 26, 1998, DUE SEPTEMBER 2, 1998   5.60%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,108,889
Aggregate market value of transferred assets $102,504,965
Coupon rates of transferred assets 6.0% to 9.0%
Maturity dates of transferred assets 8/1/00 to 9/1/28
DATED AUGUST 26, 1998, DUE SEPTEMBER 2, 1998   5.60%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $400,000,000
Aggregate maturity amount of agreements $400,435,556
Aggregate market value of transferred assets $408,034,155
Coupon rates of transferred assets 6.14% to 6.15%
Maturity dates of transferred assets 8/1/08 to 4/1/34
DATED AUGUST 6, 1998, DUE SEPTEMBER 8, 1998   5.56%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $65,000,000
Aggregate maturity amount of agreements $65,331,283
Aggregate market value of transferred assets $66,810,540
Coupon rates of transferred assets 0%
Maturity dates of transferred assets 1/1/24 to 11/1/37
DATED JULY 6, 1998, DUE SEPTEMBER 9, 1998   5.56%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $41,000,000
Aggregate maturity amount of agreements $41,411,594
Aggregate market value of transferred assets $41,970,177
Coupon rates of transferred assets 8.50% to 9.0%
Maturity dates of transferred assets 5/15/16 to 2/15/28
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED JULY 6, 1998, DUE SEPTEMBER 9, 1998   5.56%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $150,000,000
Aggregate maturity amount of agreements $151,505,833
Aggregate market value of transferred assets $153,549,427
Coupon rates of transferred assets 8.50% to 9.0%
Maturity dates of transferred assets 5/15/16 to 2/15/28
DATED MARCH 23, 1998, DUE SEPTEMBER 14, 1998   5.56%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $300,000,000
Aggregate maturity amount of agreements $308,108,333
Aggregate market value of transferred assets $306,496,227
Coupon rates of transferred assets 8.50% to 9.0%
Maturity dates of transferred assets 1/15/16 to 1/15/28
DATED AUGUST 13, 1998, DUE SEPTEMBER 14, 1998   5.56%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,494,222
Aggregate market value of transferred assets $102,116,015
Coupon rates of transferred assets 5.50% to 10.0%
Maturity dates of transferred assets 1/1/01 to 9/1/28
DATED JUNE 16, 1998, DUE SEPTEMBER 16, 1998   5.55%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $50,000,000
Aggregate maturity amount of agreements $50,709,167
Aggregate market value of transferred assets $51,598,468
Coupon rates of transferred assets 0%
Maturity dates of transferred assets 1/1/18 to 9/1/33
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED JULY 15, 1998, DUE SEPTEMBER 16, 1998   5.55%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,971,250
Aggregate market value of transferred assets $102,000,000
Coupon rates of transferred assets 0% to 8.50%
Maturity dates of transferred assets 9/1/03 to 4/1/35
DATED JULY 16, 1998, DUE SEPTEMBER 16, 1998   5.55%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $201,911,667
Aggregate market value of transferred assets $204,000,000
Coupon rates of transferred assets 0% to 8.50%
Maturity dates of transferred assets 9/1/03 to 4/1/35
DATED AUGUST 24, 1998, DUE SEPTEMBER 23, 1998   5.57%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,464,167
Aggregate market value of transferred assets $102,184,428
Coupon rates of transferred assets 0%
Maturity dates of transferred assets 1/1/23 to 8/1/34
DATED JULY 30, 1998, DUE SEPTEMBER 28, 1998   5.58%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $80,000,000
Aggregate maturity amount of agreements $80,744,000
Aggregate market value of transferred assets $82,418,290
Coupon rates of transferred assets 5.50% to 12.0%
Maturity dates of transferred assets 9/1/98 to 8/1/28
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED JULY 1, 1998, DUE SEPTEMBER 29, 1998   5.58%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $400,000,000
Aggregate maturity amount of agreements $405,580,000
Aggregate market value of transferred assets $411,860,802
Coupon rates of transferred assets 0% to 14.0%
Maturity dates of transferred assets 1/1/99 to 8/1/28
DATED JULY 2, 1998, DUE SEPTEMBER 30, 1998   5.57%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $101,392,500
Aggregate market value of transferred assets $102,369,112
Coupon rates of transferred assets 8.50% to 9.0%
Maturity dates of transferred assets 4/15/16 to 2/15/28
DATED JULY 31, 1998, DUE OCTOBER 13, 1998   5.58%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $101,147,000
Aggregate market value of transferred assets $102,962,959
Coupon rates of transferred assets 0% to 11.50%
Maturity dates of transferred assets 5/1/99 to 11/1/32
DATED AUGUST 20, 1998, DUE OCTOBER 19, 1998   5.56%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $201,853,333
Aggregate market value of transferred assets $205,890,943
Coupon rates of transferred assets 0%
Maturity dates of transferred assets 8/1/25 to 11/1/32
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED AUGUST 25, 1998, DUE NOVEMBER 2, 1998   5.57%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $101,067,583
Aggregate market value of transferred assets $102,204,727
Coupon rates of transferred assets 0%
Maturity dates of transferred assets 3/1/19 to 8/1/34
DATED AUGUST 12, 1998, DUE NOVEMBER 10, 1998   5.57%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $140,000,000
Aggregate maturity amount of agreements $141,949,500
Aggregate market value of transferred assets $143,618,395
Coupon rates of transferred assets 0% to 12.50%
Maturity dates of transferred assets 10/1/98 to 8/1/28
DATED AUGUST 3, 1998, DUE JANUARY 13, 1999   5.60%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $102,535,556
Aggregate market value of transferred assets $102,000,000
Coupon rates of transferred assets 0% to 8.50%
Maturity dates of transferred assets 9/1/03 to 4/1/35
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $962,269 under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Money Market Trust and the Shareholders of Retirement Government Money Market Portfolio:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Retirement Government Money Market Portfolio (a fund of Fidelity Money Market Trust) at August 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Retirement Government Money Market Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. /s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
October 6, 1998
DISTRIBUTIONS


A total of 19.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.



INVESTMENT ADVISER
Fidelity Management &
 Research Company
Boston, MA
SUB-ADVISER
Fidelity Investments Money
 Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Boyce I. Greer, VICE PRESIDENT
Robert Litterst, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Stanley N. Griffith,
 ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
(registered trademark)


INVESTMENTS AUGUST 31, 1998

Showing Percentage of Total Value of Investment in Securities

CERTIFICATES OF DEPOSIT - 30.2%

DUE                                                       ANNUALIZED YIELD AT   PRINCIPAL                     VALUE
DATE                                                      TIME OF PURCHASE      AMOUNT                        (NOTE 1)

CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANK - 0.3%

ABN-AMRO Bank NV

 2/2/99                                                    5.54%                $ 25,000,000                  $ 24,995,863

DOMESTIC CERTIFICATES OF DEPOSIT - 0.9%

CoreStates Bank, NA, Philadelphia

 9/9/98                                                    5.60 (b)              5,000,000                     5,000,000

First Tennessee Bank, NA

 9/14/98                                                   5.58                  15,000,000                    14,999,830

Fleet National Bank

 9/15/98                                                   5.55                  50,000,000                    50,000,000

                                                                                                                69,999,830

LONDON BRANCH, EURODOLLAR, DOMESTIC BANKS - 0.4%

NationsBank, NA

 2/16/99                                                   5.60                  30,000,000                    30,000,000

LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 7.8%

Abbey National Treasury Services, PLC

 9/28/98                                                   5.60                  25,000,000                    25,000,000

 10/6/98                                                   5.61                  50,000,000                    50,000,000

Australia & New Zealand Banking Group Ltd.

 9/30/98                                                   5.63                  25,000,000                    25,000,306

Banque Nationale de Paris

 9/17/98                                                   5.60                  25,000,000                    25,000,381

Barclays Bank, PLC

 9/24/98                                                   5.60                  10,000,000                    10,000,000

 10/6/98                                                   5.63                  100,000,000                   100,000,000

 10/21/98                                                  5.60                  10,000,000                    10,000,000

 10/28/98                                                  5.65                  30,000,000                    29,998,328

Commerzbank AG

 9/28/98                                                   5.55                  15,000,000                    15,000,000

Deutsche Bank AG

 9/28/98                                                   5.55                  120,000,000                   120,000,000

Halifax, PLC

 10/23/98                                                  5.58                  50,000,000                    50,000,000

National Australia Bank Ltd.

 9/16/98                                                   5.60                  25,000,000                    24,999,729

Norddeutsche Landesbank Girozentrale

 9/8/98                                                    5.57                  8,000,000                     8,000,000

 10/13/98                                                  5.57                  15,000,000                    14,999,790

RaboBank Nederland, Coop. Central

 9/9/98                                                    5.61                  25,000,000                    25,000,000



Toronto-Dominion Bank

 10/14/98                                                  5.93%                $ 25,000,000                  $ 25,000,000

 2/11/99                                                   5.60                  50,000,000                    50,006,219

Westdeutsche Landesbank Girozentrale

 10/20/98                                                  5.58                  35,000,000                    35,000,000

                                                                                                                643,004,753

NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 20.8%

ABN-AMRO Bank NV

 3/12/99                                                   5.72                  10,000,000                    9,991,944

Banque Nationale de Paris

 10/26/98                                                  5.59                  50,000,000                    50,000,377

Bayerische Landesbank Girozentrale

 12/1/98                                                   5.56                  25,000,000                    25,000,000

Bayerische Vereinsbank AG

 2/2/99                                                    5.59                  48,000,000                    48,002,746

Canadian Imperial Bank of Commerce

 9/9/98                                                    5.56                  35,000,000                    35,000,000

 11/4/98                                                   5.55                  55,000,000                    55,000,000

 12/1/98                                                   5.54                  45,000,000                    45,000,000

 3/2/99                                                    5.70                  30,000,000                    29,990,680

Commerzbank AG

 9/10/98                                                   5.55                  100,000,000                   100,000,000

Credit Agricole Indosuez

 10/21/98                                                  5.62                  50,000,000                    50,000,000

 12/2/98                                                   5.48                  50,000,000                    50,000,000

 2/26/99                                                   5.70                  15,000,000                    14,997,195

Credit Communale de Belgique

 11/2/98                                                   5.50                  15,000,000                    15,000,000

 2/3/99                                                    5.64                  30,000,000                    30,000,000

Deutsche Bank AG

 10/20/98                                                  5.63                  40,000,000                    40,001,385

 10/20/98                                                  5.65                  30,000,000                    30,000,797

 3/2/99                                                    5.70                  30,000,000                    29,992,831

Dresdner Bank AG

 9/8/98                                                    5.56                  34,000,000                    34,000,000

 9/15/98                                                   5.55                  65,000,000                    65,000,000

 9/16/98                                                   5.55                  55,000,000                    55,000,000


National Bank of Canada

 9/8/98                                                    5.56%                $ 15,000,000                  $ 14,999,915

National Westminster Bank, PLC

 9/9/98                                                    5.56                  65,000,000                    65,000,000

 9/25/98                                                   5.88                  11,000,000                    10,999,372

 2/26/99                                                   5.70                  25,000,000                    24,995,326

 3/2/99                                                    5.70                  30,000,000                    29,992,831

 6/7/99                                                    5.75                  50,000,000                    49,975,292

Norddeutsche Landesbank Girozentrale

 10/21/98                                                  5.97                  45,000,000                    44,996,906

RaboBank Nederland, Coop. Central

 2/2/99                                                    5.54                  25,000,000                    24,995,863

 2/2/99                                                    5.70                  30,000,000                    29,961,588

 3/2/99                                                    5.50                  45,000,000                    45,000,000

 6/1/99                                                    5.75                  25,000,000                    24,987,460

Royal Bank of Canada

 2/10/99                                                   5.60                  25,000,000                    24,992,548

 2/26/99                                                   5.63                  40,000,000                    39,987,838

 6/11/99                                                   5.80                  25,000,000                    24,987,007

Royal Bank of Scotland, PLC

 11/25/98                                                  5.58                  35,000,000                    35,000,000

Societe Generale, France

 10/28/98                                                  5.57                  90,000,000                    90,000,000

Swiss Bank Corp.

 3/19/99                                                   5.70                  50,000,000                    49,981,710

 3/24/99                                                   5.75                  50,000,000                    49,972,736

 6/3/99                                                    5.75                  50,000,000                    49,978,346

Toronto-Dominion Bank

 12/2/98                                                   5.49                  40,000,000                    40,000,000

 6/4/99                                                    5.75                  50,000,000                    49,974,645

Westdeutsche Landesbank Girozentrale

 9/8/98                                                    5.56                  17,000,000                    17,000,000

 9/28/98                                                   5.55                  30,000,000                    30,000,000

 2/4/99                                                    5.64                  35,000,000                    35,000,000

                                                                                                            1,714,757,338
TOTAL CERTIFICATES OF DEPOSIT                                                                               2,482,757,784



COMMERCIAL PAPER - 47.9%


ABN-AMRO North America, Inc.

 10/5/98                                                   5.61%               $ 40,000,000                  $ 39,794,111

AC Acquisition Holding Co.

 10/16/98                                                  5.56                  20,000,000                    19,862,000

American Express Credit Corp.

 9/15/98                                                   5.57                  25,000,000                    24,946,333

American General Finance Corp.

 9/22/98                                                   5.60                  10,000,000                    9,967,742

Aspen Funding Corp.

 9/17/98                                                   5.58                  10,000,000                    9,975,333

 10/15/98                                                  5.58                  30,000,000                    29,797,233

 11/23/98                                                  5.60                  20,000,000                    19,745,697

Asset Securitization Coop. Corp.

 9/1/98                                                    5.61                  13,100,000                    13,100,000

 9/1/98                                                    5.68                  20,000,000                    20,000,000

 9/3/98                                                    5.61                  38,000,000                    37,988,283

 9/22/98                                                   5.58                  30,000,000                    29,903,400

 9/23/98                                                   5.57                  10,000,000                    9,966,144

 10/27/98                                                  5.58                  72,000,000                    71,381,760

 11/4/98                                                   5.60                  20,000,000                    19,803,733

 12/8/98                                                   5.59                  20,000,000                    19,700,556

 12/9/98                                                   5.59                  20,000,000                    19,697,500

Associates Corp. of North America

 9/8/98                                                    5.60                  15,000,000                    14,983,871

 9/22/98                                                   5.60                  15,000,000                    14,951,875

 10/20/98                                                  5.59                  23,000,000                    22,827,506

 10/21/98                                                  5.59                  10,000,000                    9,923,472

AVCO Financial Services, Inc.

 10/5/98                                                   5.59                  19,000,000                    18,900,588

Barclays US Funding Corp.

 9/8/98                                                    5.55                  110,000,000                   109,881,826

Bear Stearns Companies, Inc.

 9/23/98                                                   5.57                  25,000,000                    24,915,819

 9/23/98                                                   5.58                  25,000,000                    24,915,667

BMW US Capital Corp.

 9/1/98                                                    5.58                  15,000,000                    15,000,000

 9/2/98                                                    5.58                  20,000,000                    19,996,922

 11/10/98                                                  5.54                  33,359,000                    33,003,541

 11/20/98                                                  5.55                  19,617,000                    19,378,109


CIESCO L.P.

 9/22/98                                                   5.55%                $ 20,000,000                  $ 19,935,600

CIT Group, Inc.

 9/8/98                                                    5.57                  15,000,000                    14,983,900

 9/14/98                                                   5.57                  38,000,000                    37,924,253

 9/15/98                                                   5.57                  30,000,000                    29,935,600

Citibank Credit Card Master Trust I (Dakota Certificate Program)

 9/10/98                                                   5.57                  20,000,000                    19,972,300

 9/21/98                                                   5.58                  15,000,000                    14,953,917

 10/6/98                                                   5.58                  25,000,000                    24,865,104

 10/13/98                                                  5.58                  10,000,000                    9,935,483

 10/20/98                                                  5.59                  25,000,000                    24,812,507

 10/22/98                                                  5.60                  25,000,000                    24,804,146

 10/27/98                                                  5.59                  5,000,000                     4,956,989

 10/28/98                                                  5.58                  20,000,000                    19,825,200

Commercial Credit Group, Inc.

 10/14/98                                                  5.60                  10,000,000                    9,933,888

Commonwealth Bank of Australia

 9/8/98                                                    5.55                  10,000,000                    9,989,267

Den Danske Corp., Inc.

 9/30/98                                                   5.60                  10,000,000                    9,955,775

Deutsche Bank Financial, Inc.

 10/16/98                                                  5.57                  55,000,000                    54,620,500

 11/12/98                                                  5.59                  80,000,000                    79,118,400

Diageo Capital, PLC

 9/28/98                                                   5.60                  15,000,000                    14,937,900

 9/29/98                                                   5.60                  30,000,000                    29,871,667

 11/30/98                                                  5.59                  9,500,000                     9,369,375

du Pont (E.I.) de Nemours & Co.

 9/9/98                                                    5.55                  5,000,000                     4,993,867

Enterprise Funding Corp.

 9/1/98                                                    5.92                  20,000,000                    20,000,000

 9/3/98                                                    5.58                  25,000,000                    24,992,319

 9/16/98                                                   5.57                  30,140,000                    30,070,301

 9/17/98                                                   5.56                  5,000,000                     4,987,689

 9/23/98                                                   5.58                  14,651,000                    14,601,577

 10/22/98                                                  5.58                  5,000,000                     4,960,829

Finova Capital Corp.

 10/28/98                                                  5.60                  15,000,000                    14,868,425

 11/3/98                                                   5.63                  10,000,000                    9,902,875


Fleet Funding Corp.

 10/15/98                                                  5.57%                $ 30,000,000                  $ 29,797,233

Ford Motor Credit Co.

 9/8/98                                                    5.55                  200,000,000                   199,785,334

 9/17/98                                                   5.54                  70,000,000                    69,828,267

 10/5/98                                                   5.57                  50,000,000                    49,739,333

 11/10/98                                                  5.57                  30,000,000                    29,679,750

 2/1/99                                                    5.61                  20,000,000                    19,535,900

General Electric Capital Corp.

 9/10/98                                                   5.61                  15,000,000                    14,979,338

 9/17/98                                                   5.57                  40,000,000                    39,901,867

 9/21/98                                                   5.55                  35,000,000                    34,892,667

 10/8/98                                                   5.63                  75,000,000                    74,575,271

 10/14/98                                                  5.60                  50,000,000                    49,669,139

 10/20/98                                                  5.62                  5,000,000                     4,962,569

 10/27/98                                                  5.59                  25,000,000                    24,785,333

 11/24/98                                                  5.58                  20,000,000                    19,743,333

 2/1/99                                                    5.62                  100,000,000                   97,675,250

General Electric Capital Services, Inc.

 9/17/98                                                   5.57                  25,000,000                    24,938,667

General Electric Co.

 9/24/98                                                   5.60                  30,000,000                    29,894,008

General Motors Acceptance Corp.

 9/23/98                                                   5.60                  40,000,000                    39,864,822

 9/30/98                                                   5.63                  40,000,000                    39,822,778

 10/29/98                                                  5.61                  55,000,000                    54,510,867

 11/12/98                                                  5.62                  35,000,000                    34,613,600

 1/26/99                                                   5.67                  35,000,000                    34,213,958

General Motors Corp.

 9/10/98                                                   5.56                  25,000,000                    24,965,375

 9/15/98                                                   5.59                  35,000,000                    34,924,458

 9/16/98                                                   5.58                  5,000,000                     4,988,458

 9/23/98                                                   5.56                  14,000,000                    13,952,688

 9/23/98                                                   5.57                  10,000,000                    9,966,144

GTE Corp.

 9/3/98                                                    5.60                  15,000,000                    14,995,350

 9/24/98                                                   5.60                  5,000,000                     4,982,207

 10/6/98                                                   5.59                  20,000,000                    19,891,889


Heller Financial, Inc.

 9/16/98                                                   5.69%                $ 7,000,000                   $ 6,983,521

 9/21/98                                                   5.70                  12,000,000                    11,962,333

 9/23/98                                                   5.65                  5,000,000                     4,982,828

 10/28/98                                                  5.70                  10,000,000                    9,911,017

Household Finance Corp.

 9/22/98                                                   5.56                  40,000,000                    39,870,967

Kitty Hawk Funding Corp.

 10/7/98                                                   5.58                  25,069,000                    24,930,118

 11/30/98                                                  5.59                  10,000,000                    9,862,250

Lehman Brothers Holdings, Inc.

 9/8/98                                                    5.59                  25,000,000                    24,972,924

 10/15/98                                                  5.61                  25,000,000                    24,830,417

Merrill Lynch & Co., Inc.

 10/14/98                                                  5.65                  50,000,000                    49,670,333

 11/18/98                                                  5.60                  35,000,000                    34,582,429

 11/30/98                                                  5.65                  20,000,000                    19,724,000

 11/30/98                                                  5.66                  100,000,000                   98,625,000

Monsanto Co.

 11/3/98                                                   5.60                  15,000,000                    14,855,100

Morgan Stanley, Dean Witter, Discover and Co.

 9/15/98                                                   5.60 (b)              25,000,000                    25,000,000

 10/8/98                                                   5.60                  30,000,000                    29,829,800

NationsBank Corp.

 11/16/98                                                  5.60                  10,000,000                    9,883,678

Nationwide Building Society

 10/5/98                                                   5.61                  10,000,000                    9,948,056

 10/26/98                                                  5.61                  90,000,000                    89,245,583

 11/2/98                                                   5.63                  20,000,000                    19,810,556

New Center Asset Trust

 9/21/98                                                   5.56                  30,000,000                    29,907,833

 9/21/98                                                   5.61                  45,000,000                    44,861,750

 9/22/98                                                   5.62                  40,000,000                    39,870,733

 9/30/98                                                   5.64                  35,000,000                    34,844,649

Norfolk Southern Corp.

 9/9/98                                                    5.73                  9,000,000                     8,988,600

 9/14/98                                                   5.72                  10,000,000                    9,979,417

 9/14/98                                                   5.73                  2,000,000                     1,995,883

 10/14/98                                                  5.74                  2,000,000                     1,986,383

 10/14/98                                                  5.75                  5,000,000                     4,965,958

 10/19/98                                                  5.75                  4,000,000                     3,969,600


Preferred Receivables Funding Corp.

 9/3/98                                                    5.57%                $ 65,450,000                  $ 65,429,856

 9/8/98                                                    5.60                  20,000,000                    19,978,533

 9/16/98                                                   5.56                  26,425,000                    26,364,112

 9/22/98                                                   5.58                  17,100,000                    17,044,639

 9/24/98                                                   5.56                  10,000,000                    9,964,669

 10/8/98                                                   5.59                  50,000,000                    49,715,819

 10/14/98                                                  5.57                  50,000,000                    49,670,333

 10/19/98                                                  5.58                  20,000,000                    19,852,800

 10/20/98                                                  5.58                  10,000,000                    9,924,731

Royal Bank of Canada

 9/25/98                                                   5.56                  25,000,000                    24,908,000

 9/25/98                                                   5.57                  30,000,000                    29,889,400

Salomon Smith Barney

 10/19/98                                                  5.58                  10,000,000                    9,926,133

 11/3/98                                                   5.60                  10,000,000                    9,903,225

Sears Roebuck Acceptance Corp.

 9/16/98                                                   5.58                  50,000,000                    49,884,792

 9/17/98                                                   5.58                  50,000,000                    49,877,111

 10/14/98                                                  5.59                  10,000,000                    9,933,828

 2/25/99                                                   5.55                  15,000,000                    14,601,750

Societe Generale North America, Inc.

 9/15/98                                                   5.58                  30,000,000                    29,935,483

Textron, Inc.

 9/1/98                                                    5.72                  10,000,000                    10,000,000

 9/9/98                                                    5.73                  6,953,000                     6,944,193

Three Rivers Funding Corp.

 9/2/98                                                    5.57                  24,543,000                    24,539,216

 9/3/98                                                    5.57                  10,000,000                    9,996,917

 9/10/98                                                   5.58                  10,000,000                    9,986,125

 9/15/98                                                   5.58                  14,341,000                    14,309,992

Transamerica Finance Corp.

 9/10/98                                                   5.55                  20,000,000                    19,972,400

Triple A One Funding Corp.

 9/9/98                                                    5.58                  10,120,000                    10,107,519

 9/15/98                                                   5.58                  10,000,000                    9,978,456

 9/17/98                                                   5.57                  10,000,000                    9,975,378

 9/17/98                                                   5.58                  5,099,000                     5,086,422

 10/7/98                                                   5.59                  10,000,000                    9,944,600

 10/8/98                                                   5.58                  15,000,000                    14,914,746

 10/19/98                                                  5.58                  15,175,000                    15,063,110


UBS Finance (Delaware), Inc.

 9/14/98                                                   5.54%                $ 19,500,000                  $ 19,461,165

Unifunding, Inc.

 12/16/98                                                  5.65                  15,000,000                    14,757,525

Vereinsbank Finance (Del.), Inc.

 9/2/98                                                    5.60                  40,000,000                    39,993,789

TOTAL COMMERCIAL PAPER                                                                                      3,947,153,010



BANK NOTES - 6.1%



Abbey National Treasury Services, PLC

 11/17/98                                     5.54 (a)(b)   40,000,000                  39,966,630

CoreStates Bank, NA, Philadelphia

 9/14/98                                      5.61 (b)      10,000,000                  10,000,000

First National Bank of Chicago

 9/2/98                                       5.56          34,000,000                  34,000,005

First Union National Bank of North Carolina

 9/1/98                                       5.65 (b)      35,000,000                  34,997,575

 9/1/98                                       5.66 (b)      60,000,000                  60,000,000

 3/1/99                                       5.50          100,000,000                 100,000,000

Key Bank, NA

 9/1/98                                       5.62 (b)      15,000,000                  14,996,927

 9/21/98                                      5.52 (b)      30,000,000                  29,980,089

 9/23/98                                      5.52 (b)      10,000,000                  9,999,526

LaSalle National Bank, Chicago

 9/16/98                                      5.57          10,000,000                  10,000,000

National City Bank, Kentucky

 9/7/98                                       5.55 (b)      25,000,000                  24,993,691

PNC Bank, NA

 9/1/98                                       5.54 (b)      40,000,000                  39,973,436

 10/16/98                                     5.58 (b)      40,000,000                  39,991,168

SouthTrust Bank, Alabama

 9/11/98                                      5.55 (b)      11,000,000                  10,999,825

US Bank, NA

 9/16/98                                      5.53 (b)      11,000,000                  10,999,667

Westpac Banking Corp.

 5/5/99                                       5.85          35,000,000                  34,988,677

TOTAL BANK NOTES                                                                       505,887,216



MASTER NOTES - 2.7%

DUE                             ANNUALIZED YIELD AT   PRINCIPAL                    VALUE
DATE                            TIME OF PURCHASE      AMOUNT                       (NOTE 1)

Goldman Sachs Group L.P. (The)

 9/13/98                         5.69% (b)(d)         $ 110,000,000                $ 110,000,000

 11/4/98                         5.69 (b)              11,000,000                   11,000,000

J.P. Morgan Securities, Inc.

 9/8/98                          5.63 (b)              25,000,000                   25,000,000

 9/8/98                          5.63 (b)              67,000,000                   67,000,000

SunTrust Banks, Inc.

 9/4/98                          5.60 (b)              10,000,000                   10,000,000

TOTAL MASTER NOTES                                                                 223,000,000



MEDIUM-TERM NOTES - 1.4%



Merrill Lynch & Co., Inc.

 9/1/98                                         5.63 (b)      26,000,000                 25,999,764

 9/4/98                                         5.62 (b)      25,000,000                 24,996,291

Morgan Stanley, Dean Witter, Discover & Co.

 9/1/98                                         5.75 (b)      35,000,000                 35,000,000

Norwest Corp.

 10/22/98                                       5.71 (b)      31,000,000                 31,000,000

TOTAL MEDIUM-TERM NOTES                                                                 116,996,055

SHORT-TERM NOTES - 6.3%



Capital One Funding Corp. (1994-C)

 9/8/98                                         5.61 (b)      6,097,000                  6,097,000

Capital One Funding Corp. (1994-E)

 9/8/98                                         5.61 (b)      5,952,000                  5,952,000

Capital One Funding Corp. (1995-D)

 9/8/98                                         5.61 (b)      10,970,000                 10,970,000

Capital One Funding Corp. (1995-E)

 9/8/98                                         5.61 (b)      9,808,000                  9,808,000

Capital One Funding Corp. (1995-F)

 9/8/98                                         5.61 (b)      2,900,000                  2,900,000

Liquid Asset Backed Securities Trust (1996-1)

 9/15/98                                        5.63 (a)(b)   28,000,000                 28,000,000

Liquid Asset Backed Securities Trust (1996-2)

 9/1/98                                         5.64 (a)(b)   35,000,000                 35,000,000

Liquid Asset Backed Securities Trust (1997-5)

 9/17/98                                        5.63 (a)(b)   57,000,000                 57,000,000



New York Life Insurance Co.

 9/23/98                                        5.68% (b)   $ 30,000,000                $ 30,000,000

 11/28/98                                       5.64 (b)      25,000,000                  25,000,000

Pacific Life Insurance Co.

 9/9/98                                         5.73 (a)(b)   25,000,000                  25,000,000

 12/9/98                                        5.73(a)(b)(c) 25,000,000                  25,000,000

Peoples Security Life Insurance Co.

 9/1/98                                         5.80 (b)(d)   10,000,000                  10,000,000

SMM Trust (1997-P)

 9/16/98                                        5.65 (a)(b)   20,000,000                  20,000,000

SMM Trust (1997-X)

 9/14/98                                        5.65 (a)(b)   53,000,000                  53,000,000

SMM Trust (1998-I)

 9/28/98                                        5.65 (a)(b)   16,000,000                  16,000,000

Strategic Money Market Trust (1997-A)

 9/23/98                                        5.69 (a)(b)   82,000,000                  82,000,000

Strategic Money Market Trust (1998-B)

 9/7/98                                         5.66 (a)(b)   50,000,000                  50,000,000

Transamerica Life Insurance & Annuity Co.

 9/8/98                                         5.70 (b)      16,000,000                  16,000,000

 9/15/98                                        5.67 (a)(b)   10,000,000                  10,000,000

TOTAL SHORT-TERM NOTES                                                                   517,727,000


TIME DEPOSITS - 1.1%



RaboBank Nederland, Coop. Central

 9/1/98                             5.88   90,000,000        90,000,000


REPURCHASE AGREEMENTS - 4.3%

                                              MATURITY AMOUNT

In a joint trading account (U.S. Government
Obligations) dated:

8/26/98 due 9/2/98 At 5.60%                   $ 250,272,222                      250,000,000

8/31/98 due 9/1/98 At 5.86%                    101,344,483                       101,328,000

TOTAL REPURCHASE AGREEMENTS                                                      351,328,000

TOTAL INVESTMENTS - 100%                                                     $ 8,234,849,065


Total Cost for Income Tax Purposes  $ 8,234,849,065
LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $440,966,630 or 5.6% of net assets.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(c) Security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date (see Note 2 of Notes to Financial Statements).
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
SECURITY             ACQUISTION   ACQUISITION
                     DATE         COST

Goldman Sachs        3/10/98       110,000,000
Group LP (The)
5.69% 9/13/98

Peoples Security     7/31/98        10,000,000
Life Insurance Co.
5.80% 9/1/98

INCOME TAX INFORMATION
At August 31, 1998, the fund had a capital loss carryforward of approximately $395,000 of which $279,000, $42,000, $73,000 and $1,000 will expire on August 31, 2002, 2004, 2005 and 2006, respectively. FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                         AUGUST 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING                            $ 8,234,849,065
REPURCHASE AGREEMENTS OF $351,328,000) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                           195,266,654

INTEREST RECEIVABLE                                                       44,121,105

OTHER RECEIVABLES                                                         1,981

 TOTAL ASSETS                                                             8,474,238,805

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                  $ 7,396

PAYABLE FOR INVESTMENTS PURCHASED                           481,795,022
REGULAR DELIVERY

 DELAYED DELIVERY                                           25,000,000

PAYABLE FOR FUND SHARES REDEEMED                            43,108,126

DISTRIBUTIONS PAYABLE                                       84,450

ACCRUED MANAGEMENT FEE                                      2,649,738

OTHER PAYABLES AND ACCRUED EXPENSES                         50,318

 TOTAL LIABILITIES                                                        552,695,050

NET ASSETS                                                               $ 7,921,543,755

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 7,921,972,481

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                       (428,726)

NET ASSETS, FOR 7,921,900,471 SHARES OUTSTANDING                         $ 7,921,543,755

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                  $1.00
SHARE ($7,921,543,755 (DIVIDED BY) 7,921,900,471 SHARES)



STATEMENT OF OPERATIONS
                                                        YEAR ENDED AUGUST 31, 1998

INTEREST INCOME                                                      $ 381,051,939

EXPENSES

MANAGEMENT FEE                                         $ 27,958,963

NON-INTERESTED TRUSTEES' COMPENSATION                   25,751

 TOTAL EXPENSES BEFORE REDUCTIONS                       27,984,714

 EXPENSE REDUCTIONS                                     (2,225,308)   25,759,406

NET INTEREST INCOME                                                   355,292,533

NET REALIZED GAIN (LOSS) ON INVESTMENTS                               (34,936)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 355,257,597



STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED         YEAR ENDED
                                                          AUGUST 31,         AUGUST 31,
                                                          1998               1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 355,292,533      $ 309,818,664
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  (34,936)           (73,225)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           355,257,597        309,745,439
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (355,292,533)      (309,818,664)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   11,617,803,340     7,484,258,226
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    354,492,137        309,818,664

 COST OF SHARES REDEEMED                                   (10,277,557,678)   (6,894,419,990)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES          1,694,737,799      899,656,900
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,694,702,863      899,583,675

NET ASSETS

 BEGINNING OF PERIOD                                       6,226,840,892      5,327,257,217

 END OF PERIOD                                            $ 7,921,543,755    $ 6,226,840,892



FINANCIAL HIGHLIGHTS
                                   YEARS ENDED AUGUST 31,

                                   1998                    1997     1996     1995     1994

SELECTED PER-SHARE DATA

NET ASSET VALUE,                   $ 1.000                 $ 1.000  $ 1.000  $ 1.000  $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT OPERATIONS   .053                    .052     .053     .054     .034
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME           (.053)                  (.052)   (.053)   (.054)   (.034)

NET ASSET VALUE, END OF PERIOD     $ 1.000                 $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN A                      5.46%                   5.37%    5.40%    5.57%    3.41%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 7,922                 $ 6,227  $ 5,327  $ 4,350  $ 2,800
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE        .42%                    .42%     .37% B   .42%     .42%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET    .39% C                  .39% C   .34% C   .42%     .42%
ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME        5.33%                   5.21%    5.31%    5.49%    3.44%
TO AVERAGE NET ASSETS


D THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Retirement Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan. DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above. WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $120,000,000 or 1.5% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
4. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $2,225,308 under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Money Market Trust and the Shareholders of Retirement Money Market Portfolio:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Retirement Money Market Portfolio (a fund of Fidelity Money Market Trust) at August 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Retirement Money Market Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
October 6, 1998
DISTRIBUTIONS


A total of 0.09% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.







INVESTMENT ADVISER
Fidelity Management &
 Research Company
Boston, MA
SUB-ADVISER
Fidelity Investments Money
 Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Boyce I. Greer, VICE PRESIDENT
Robert K. Duby, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Stanley N. Griffith,
 ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
(registered trademark)